Public Offering and Private Placement (Details Textual) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2013	Dec. 21, 2012
Public Offering And Private Placement [Line Items]
Stock Units Issued During Period			4,000,000
Stock Units Issued During Period Price Per Unit			10.00
Proceeds From Issuance Of Stock Units			$ 40,000,000
Stock Unit Shares			1
Stock Unit Shares Price Per Share			$ 0.0001
Stock Unit Warrant			1
Stock Unit Warrant Rights Per Warrant			1
Stock Unit Warrant Exercise Price Of Warrant			$ 10.00
Classification Of Stock Start Date			Dec. 18, 2014
Classification Of Stock End Date			Dec. 18, 2017
Warrant Redemption Price Per Warrant			$ 0.01
Prior Notice Period Days For Redemption of Warrant			30 days
Last Sales Price Of Shares To Redeem Warrants			$ 15.00
Fair Value Assumptions, Expected Volatility Rate	21.41%		18.10%
Fair Value Assumptions, Risk Free Interest Rate	0.74%		1.30%
Fair Value Assumptions, Expected Term	5 years		4 years 1 month 17 days
Stock Issued During Period, Value, New Issues		0	2,720
Estimated Fair value of Underwriter Shares Per Share					$ 10.00
Warrants Issued During Period		4,500,000	4,500,000
Warrants Issued, Price Per Warrant		$ 0.75			$ 0.75
Proceeds from Issuance of Warrants		0	3,375,000	3,375,000
Estimated Fair Value Of Underwriter Shares					1,360,000
Common Class A [Member]
Public Offering And Private Placement [Line Items]
Stock Issued During Period, Value, New Issues		0	2,720
Stock Issued During Period, Shares, New Issues		0	136,000
Stock Option Units [Member]
Public Offering And Private Placement [Line Items]
Stock Option Units Issued To Underwriters Value			100
Stock Option Units Exercise Price			12.00
Stock Option Units Shares			280,000
Stock Option Units Warrants			280,000
Fair Value Assumptions, Exercise Price			$ 3.46	$ 3.46
Fair Value Assumptions, Expected Volatility Rate			46.00%
Fair Value Assumptions, Risk Free Interest Rate			0.76%
Fair Value Assumptions, Expected Term			5 years
Stock Option Units Issued To Underwriters			280,000
Estimated Fair Value Of Stock Option Units			$ 968,876	$ 968,876